As filed with the Securities and Exchange Commission on March 2, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21943

Cadogan Opportunistic Alternatives Fund, LLC
(Exact name of registrant as specified in charter)

149 Fifth Avenue, 15th Floor, New York, NY  10010
(Address of principal executive offices) (Zip code)

A. Michael Waldron
149 Fifth Avenue, 15th Floor, New York, NY  10010
(Name and address of agent for service)

212-585-1600
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2008

Item 1. Schedule of Investments.

Cadogan Opportunistic Alternatives Fund, LLC
Schedule of Investments
12/31/2008 (Unaudited)

	Shares or Principal Amount	Value (in US Dollars)	Frequency of Redemptions

INVESTMENTS IN U.S. LIMITED PARTNERSHIPS - 79.57%*
Dedicated Short Bias - Short Credit - 1.56%*
Standard Pacific Asymmetric Opportunities Fund, LP	700,000	$916,389	Quarterly

Dedicated Short Bias - Short Equity - 6.16%*
Dialectic Antithesis Partners, LP	1,340,000	1,802,800	Quarterly
Willow Creek Short Biased 30/130 Fund, LP	1,500,000	1,810,569	Quarterly
		3,613,369
Event Driven - Distressed - 9.03%*
Contrarian Capital Fund I, LP	1,600,000	1,118,840	Annually
Mast Credit Opportunities, LP	2,600,000	2,695,553	Quarterly
Matlin Patterson Distressed Opportunities Fund, LP	2,100,000	1,487,242	Semi-Annually
		5,301,635
Long Short Equity - General - 40.67%*
Absolute Partners Fund, LLC	2,900,000	2,338,585	Monthly
Arnott Opportunities Fund (US) LLC - Unrestricted	2,400,000	2,315,977	Quarterly
Asian Era Fund - Sub Fund I	2,600,000	1,447,346	Monthly
Enso Global Equities Levered Partnership, LP - Series A	500,000	97,593	Quarterly
Enso Global Equities Partnership, LP - Class A	960,000	570,496	Quarterly
Epic Canadian Long Short Fund, LP	1,682,090	1,026,693	Monthly
Harvey SMidCap Fund, LP - Class A	2,700,000	2,735,431	Quarterly
J-K Navigator Fund, LP	2,280,000	1,346,409	Quarterly
Lafitte Fund, LP	2,200,000	949,752	Quarterly
NE Asia Value Onshore Partners, LP	877,285	361,234	Quarterly
NE Asia Value Onshore Partners, LP-Series 2	422,890	248,567	Quarterly
Oak Street Capital Fund, LP	2,800,000	2,002,269	Quarterly
Soundpost Capital, LP	2,300,000	1,825,972	Quarterly
Sprott Capital, LP	2,400,000	2,251,774	Monthly
Whitney Japan Partners, LP	2,500,000	2,866,730	Quarterly
Zebedee Focus Fund Limited	1,800,000	1,478,445	Monthly
		23,863,273
Long Short Equity - Sector - 22.15%*
Aria Select Consumer Fund, LP	1,960,000	1,226,834	Monthly
Brick Capital Partners, LP - Unrestricted	3,500,000	992,021	Quarterly
Coeus Capital LP	2,200,000	1,831,491	Quarterly
Longbow Infrastructure LP - Class B	2,800,000	2,636,723	Quarterly
Shannon River Partners II, LP - Class A	2,300,000	2,069,315	Quarterly
Sio Partners, LP	2,600,000	3,071,451	Quarterly
Vardon Focus Fund, LP	1,418,714	1,167,141	Quarterly
		12,994,976
TOTAL INVESTMENTS IN U.S. LIMITED PARTNERSHIPS (Cost $57,940,978)		46,689,642

SHORT TERM INVESTMENT - 20.73%*
Evergreen Institutional 100% - Treasury Money Market Fund	12,165,744	12,165,744

TOTAL SHORT TERM INVESTMENTS (Cost $12,165,744)		12,165,744

Total Investments (Cost $70,106,722) - 100.30%*		58,855,386
Other Liabilities in Excess of Assets - (0.30%)*		(176,126)
TOTAL NET ASSETS - 100.00%*		$58,679,260

Footnotes
* Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows*:

Cost of Investments	$70,525,720
Gross Unrealized Appreciation	1,958,923
Gross Unrealized Depreciation	(13,629,257)
Net Unrealized Depreciation	(11,670,334)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at December 31, 2008
In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund has adopted FAS 157 effective April 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

Description	Investments in Securities
Level 1 - Quoted prices	$ 12,165,744
Level 2 - Other significant observable inputs	-
Level 3 - Significant unobservable inputs	46,689,642
Total	$ 58,855,386

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments in Securities
Balance as of March 31, 2008	$ 43,537,009
Accrued discounts / premiums	-
Realized gain (loss)	(43,152)
Change in unrealized appreciation (depreciation)	(10,294,917)
Net purchases (sales)	13,490,702
Transfers in and / or out of Level 3	-
Balance as of December 31, 2008	$ 46,689,642

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Cadogan Opportunistic Alternatives Fund, LLC

By (Signature and Title)  /s/ A. Michael Waldron
                                                  A. Michael Waldron, President

Date    2/25/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ A. Michael Waldron
                                                   A. Michael Waldron, President

Date   2/25/09

By (Signature and Title)  /s/ Matthew Jenal
                                                  Matthew Jenal, Treasurer

Date   2/25/09